SEC Registration Nos.
2-76527 and 811-3418

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 28 XX
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 28 XX

Calvert Cash Reserves
(Exact Name of Registrant as Specified in Charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing	XX on January 31, 2003
pursuant to paragraph (b)	pursuant to paragraph (b)
__ 60 days after filing	__ on (date)
pursuant to paragraph (a)	pursuant to paragraph (a)
of Rule 485.

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Prospectus

January 31, 2003

Calvert Cash Reserves

Table of Contents

About the Fund
Principal Risks	2
Objective	2
Principal Investment Strategies	2
Bar Chart and Performance Table	2
Fees and Expenses	3
About the Advisor
Management and Advisory Fees	3

Shareholder Guide
How to Buy Shares	4
Other Calvert Features	4
Dividends, Capital Gains, and Taxes	5
How to Sell Shares	6
Financial Highlights	6

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Cash Reserves Fund

Advisor:          Calvert Asset Management Company, Inc.

Objective

CALVERT CASH RESERVES Institutional Prime Fund (the "Fund") is a money market fund which seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Fund is designed for institutional investors who are looking for a high-quality money market portfolio.

Principal investment strategies

The Fund's assets are invested primarily in Top-Tier Securities, such as:

-	high-quality short-term investments, including US Government and agency or instrumentality securities;
-	high-quality, US dollar denominated international money market investments;
-	certificates of deposit of major banks;
-	commercial paper;
-	eligible high-grade short-term corporate obligations, including participation interests in loans extended to issuers of such obligations;
-	repurchase agreements;
-	reverse repurchase agreements;
-	bankers acceptances;
-	floating rate notes;
-	variable-rate demand notes; and
-	taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Principal Risks

The yield of the Fund will vary daily, depending on market interest rates, and tends to follow the same direction as the rates.

Dividends paid by the Fund will fluctuate as interest rates and net investment income fluctuate.

Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

The sudden credit deterioration of a holding could cause the yield or overall value of the Fund to decrease. The Fund limits the amount it invests in any one issuer to lessen exposure.

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The following bar chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. Prior to July 1, 1996 the Fund was not an institutional fund; therefore, the expenses were higher. The table compares the Fund’s returns over time to the Lipper Institutional Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 ‘00	1.64%
Worst Quarter (of periods shown)	Q4 ‘02	0.40%

Average Annual Total Returns

(for the periods ended 12/31/02)

	1 year	3 year	5 year	10 year*
CCR Institutional Prime	1.81%	4.15%	4.66%	N/A
Lipper Institutional Money Market Funds Average	1.49%	3.85%	4.38%	N/A

* Prior to 7/1/96, the Fund was not an institutional fund; therefore, the expenses were higher. Since inception as an institutional fund (7/31/96) 4.89%; Lipper Institutional Money Market Funds Average 4.60%. The month-end date of 7/31/96 is used for comparison purposes only; actual Fund inception is 7/1/96.

For current yield information, call 1-800-317-2274, or visit Calvert’s website at: www.calvert.com/institutional.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

A. Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load on Reinvested Dividends	None
Redemption Fees	None
Exchange Fee	None

B. Annual Fund Operating Expenses - Fiscal Year ended September 30, 2002

(expenses that are deducted from Fund assets)

Management Fees1	.30%
Rule 12b-1 and/or Service Fees	None
Other Expenses	.08%
Total Fund Operating Expenses	.38%

1Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

C.  Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-	You invest $1,000,000 (the minimum required investment) in the Fund for the time periods indicated;
-	You redeem all shares at the end of the periods;
-	Your investment has a 5% return each year; and
-	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$3,888	$12,210	$21,320	$48,041

Management and Advisory Fees

Calvert Asset Management Company, Inc. ("Calvert") is the Fund's investment advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 2002, it had over $8.5 billion in assets under management.

Calvert provides the Fund with investment supervision and management; office space; and furnishes executive and other personnel to the Fund. Calvert also pays the salaries and fees of all Trustees who are affiliated persons. Calvert may pay certain advertising and promotional expenses of the Fund. The advisory fee paid to Calvert by the Fund for the fiscal year ended September 30, 2002, was 0.25% of the Fund’s average daily net assets. Calvert may voluntarily waive a portion of its advisory fee.

HOW TO BUY SHARES

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

The minimum initial investment and minimum balance required is $1,000,000. There is no minimum for subsequent investments. Investments may be made by wire or by exchange from another Calvert account:

ABA#011000028

FBO: Calvert Cash Reserves Fund 707

Wire Account #9903-765-7

Insert your name and account number here

State Street Bank & Trust Company

Boston, Massachusetts

Important - How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans’ Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited

Your purchase will be processed at the NAV calculated after your order is received. A telephone order placed to Calvert Institutional Marketing Group by 3:00 p.m. Eastern time will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 3:00 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call  800-368-2745 or visit www.calvert.com You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm, or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Telephone Transactions

You may redeem by exchange of shares or by wire if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent, and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (e.g., Columbus Day and Veteran’s Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs, and the broker/dealer or financial institution may impose charges for their services.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more wired to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from   long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by 3:00 p.m. Eastern time in order for the proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans’ Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post office and banks are closed. Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money electronically transferred or wired to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, we request that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

Written Requests

Calvert, P.O. Box 219544,

Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five (5) fiscal years. The Fund’s fiscal year end is September 30. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been derived from the Fund’s financial statements, which for 2002 have been audited by KPMG LLP whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for years presented prior to September 30, 2002 has been audited by other auditors.

Financial Highlights

	Years Ended
	September 30,	September 30,
	2002	2001
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.020	.052
Distributions from
Net investment income	(.020)	(.052)
Net asset value, ending	$1.00	$1.00

Total return	2.03%	5.29%*
Ratios to average net assets:
Net investment income	2.01%	5.08%
Total expenses	.38%	.35%
Expenses before offsets	.26%	.26%
Net expenses	.25%	.25%
Net assets, ending (in thousands)	$345,902	$417,359

		Years Ended
	September 30,	September 30,	September 30,
	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.060	.051	.056
Distributions from
Net investment income	(.060)	(.051)	(.056)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	6.22%	5.18%	5.74%
Ratios to average net assets:
Net investment income	6.01%	5.05%	5.59%
Total expenses	.35%	.36%	.35%
Expenses before offsets	.27%	.22%	.14%
Net expenses	.25%	.21%	.13%
Net assets, ending (in thousands)	$435,067	$594,824	$436,685

*     Total return would have been 5.13% without the payment by affiliate. On December 29, 2000, Ameritas Acacia purchased for par $21,000,000 of the 7.06% Pacific Gas and Electric Company Senior Floating Rate Notes maturing October 31, 2001, from the Institutional Prime Fund. The fair market value for the above referenced notes was determined to be 96 on purchase date as determined by the pricing commitee of the Board of Trustees. As a result of this transaction, $840,000 was deemed a "payment by affiliate", to reimburse the effect of the loss, which was received by the Fund on January 2, 2001.

To Open an Account:

800-317-2274

Performance and Prices:

www.calvert.com/institutional

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-317-2274

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o Institutional Marketing Group

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Calvert Web-Site:

Address: www.calvert.com

Principal Underwriter:

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information, and discuss your questions about the Fund by contacting your financial professional or the Fund at:

Calvert

4550 Montgomery Ave

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-317-2274

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3418

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Calvert Cash Reserves

Institutional Prime Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2003

New Account Information:	(800) 368-2748 or (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 or (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

            This Statement of Additional Information ("SAI") is not a prospectus.  Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 2003.  The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	3
Purchase and Redemption of Shares	4
Dividends and Taxes	4
Valuation of Shares	5
Calculation of Yield	6
Advertising	6
Trustees and Officers	7
Investment Advisor	10
Administrative Services Agent	11
Transfer and Shareholder Servicing Agents	11
Personal Securities Transactions	12
Independent Auditors and Custodians	12
Method of Distribution	12
Portfolio Transactions	12
General Information	13
Control Persons and Principal Holders of Securities	13
Appendix	14

INVESTMENT POLICIES AND RISKS

            Calvert Cash Reserves is an open-end management investment company. Calvert Cash Reserves Institutional Prime Fund (the "Fund") is a diversified money market fund which seeks to obtain the highest level of current income, consistent with safety, and the preservation of capital and liquidity, that is available through investment in specified money market instruments. The following discussion supplements the discussion in the Prospectus.

Repurchase Agreements

            The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk.

            In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by CAMCO. Repurchase agreements are always for periods of less than one year and are subject to limitations on illiquid securities.

            In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

Reverse Repurchase Agreements

            The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells its securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

            During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

            The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which CAMCO believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities sold by the Fund may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

International Money Market Instruments

            The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks ("bank obligations"). Such bank obligations may be subject to risks not associated with domestically insured bank obligations. For example, foreign and domestic bank reserve requirements may differ.

            The Fund may also invest in commercial paper, short-term corporate obligations, and obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, or by international agencies and instrumentalities, so long as such instruments are U.S. dollar-denominated and meet the same credit, liquidity, and concentration requirements as domestic obligations.

            The bank obligations and other money market instruments of foreign issuers described above are subject to certain additional risks. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be adversely affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of Fund securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

Obligations with Puts Attached

            The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

When-Issued Purchases

            Securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by a Fund if more than 50% of that Fund's net assets would become so committed.

            When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Money Market Default Insurance

       The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds.  U.S. government securities held by the Fund are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration.  The policy will expire in September, 2003, unless it is renewed.   While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.

(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage, or hypothecate its assets.

(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies, and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may only engage in reverse repurchase agreements so long as, at the time it enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings, do not exceed 33 1/3% of its total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.

(2) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(3) No more than 10% of the Fund's net assets may be invested in illiquid securities.

(4) The Fund may not sell securities short.

(5) The Fund may not write or purchase put or call options.

PURCHASE AND REDEMPTION OF SHARES

            The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.Share certificates will not be issued unless requested in writing by the investor.  If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.  No certificates will be issued for fractional shares.

            The Fund has filed a notice of election under rule 18f-1 with the Commission.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).

             See the prospectus for more details on purchases and redemptions.

DIVIDENDS AND TAXES

            The Fund declares dividends daily and pays them monthly, based on its net investment income. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Net short-term capital gains will be distributed once each year, although the Fund may distribute them more frequently if necessary in order to maintain net asset value at $1.00 per share. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. As of September 30, 2002, the Fund had tax-loss carryforwards of $45,315.

            In 2002, the Fund did qualify and in 2003, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended. By so qualifying, the Fund will not be subject to federal income taxes, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains.

            Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out monthly or quarterly in cash. The Fund's dividends of net investment income and dividends of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income. Net long-term capital gain distributions, if any, will generally be included as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long- or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.

              The Fund will notify shareholders annually about the tax status of dividend and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year. Many states do not tax the portion of a Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

            The Fund is required to withhold 31% of any dividends and any long-term capital gain dividends, paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld. Shareholders exempt from backup withholding include: corporations; financial institutions; tax exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.- registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.

VALUATION OF SHARES

            The net asset value per share, the price at which shares are continuously issued and redeemed, is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. The Fund's net asset value is determined every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

            The Fund's assets, including commitments to purchase securities on a when-issued basis, are valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its Fund instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

CALCULATION OF YIELD

            From time to time, the Fund advertises "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. The length and closing date of the base periods will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. A Fund's "effective yield" for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

            From time to time, the Fund may provide, for a given period, quotations of dividend yield to shareholders or prospective investors. For the seven-day period ended September 30, 2002, the yield and effective yield were 1.75% and 1.76% respectively.

ADVERTISING

            The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list Fund holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.

            The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, or The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its Fund holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

            Calvert is the leading family of socially responsible mutual funds, in terms of the number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2002). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.

TRUSTEES AND OFFICERS

       The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.

FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	30

DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12

PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	Annapolis Life Care, Inc.

JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC

BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation

M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	30	Acacia Federal Savings Bank

ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	30	Acacia Federal Savings Bank

DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc.

D. WAYNE SILBY, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation

SUSAN WALKER BENDER, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

DANIEL K. HAYES DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002	Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

RENO J. MARTINI DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

WILLIAM M. TARTIKOFF, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

RONALD M. WOLFSHEIMER, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

            Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009. Trustees and Officers of the fund as a group own less than 1% of the Fund's outstanding shares.  Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.  Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

            The Board of Trustee/Directors has four standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters.  Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee.   The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities.  The Disinterested Trustee/Directors (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Investment Policy Committee and the Governance Committee each met four times during the past fiscal year.  The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services.  In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.  Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee.  The Audit Committee met seven times during the past fiscal year.  The High Social Impact Committee oversees the Fund's direct investments in High Social Impact investments, including review, selection, and the fair valuation of such investments.  Messrs. Baird, Silby and Guffey comprise this Committee.  It met once in the past fiscal year.

            The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2002:

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

            Trustees of the Fund not affiliated with the Fund's advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan.  Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

Fiscal Year 2002	Aggregate Compensation	Pension or Retirement	Total Compensation from
(unaudited numbers)	from Registrant for Service	Benefits Accrued as Part	Registrant and Fund
as Trustee	of Registrant Expenses*	Complex paid to Trustee**
Name of Trustee

Richard L. Baird, Jr.	$2,478	--	$47,600
Frank H. Blatz, Jr.	$2,646	$2,646	$54,500
Douglas E. Feldman	$2,646	--	$39,250
Peter W. Gavian	$2,646	--	$39,250
John G. Guffey, Jr.	$2,505	$1,684	$65,873
M. Charito Kruvant	$2,646	$1,588	$54,500
Arthur J. Pugh	$2,787	--	$59,000
D. Wayne Silby	$2,524	$1,120	$79,938

*Messrs. Blatz, Gavian, Pugh, Guffey, Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2002, total deferred compensation, including dividends and capital appreciation, was $905,741.80, $161,231.30, $222,586.28, $85,833.90, $32,370.00, and $109,371.91 for each of them, respectively.

**For the fiscal year ended September 30, 2002, the Fund Complex consists of ten (10) registered investment companies.

INVESTMENT ADVISOR

            The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company.

            The Advisory Contract between the Fund and CAMCO will remain in effect until January 1, 2004, and from year to year thereafter, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Advisory Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.

            Under the Advisory Contract, CAMCO manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, CAMCO receives an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets.

CAMCO provides the Fund with investment supervision and management, office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of CAMCO. CAMCO may assume and pay certain Fund advertising and promotional expenses and reserves the right to compensate broker-dealers in consideration of their promotional or administrative services.

            The Fund pays all other expenses including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative services; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of Fund securities.

            The advisory fees paid for the 2000, 2001, and 2002 fiscal years were $1,451,553, $1,348,239, and $923,737 respectively. During 2000, 2001, and 2002 fiscal years, CAMCO voluntarily waived fees or assumed expenses of  $505,926, $477,066, and $465,485 respectively, which were not charged to the Fund.

            In reapproving the investment advisory agreements, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor's personnel and operations; the advisor's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the advisor; the direct and indirect benefits, if any, derived by the advisor from the relationship with the Funds; the effect of each Fund's growth and size on the Fund's performance and expenses; and any possible conflicts of interest.  In reviewing the overall profitability of the management fee to the Funds' advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

       ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports.

The administrative service fees paid to CASC by the Fund for the last three fiscal years ended September 30, 2000, 2001, and 2002, were $290,311, $269,648, and $184,747.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Shareholder Services, Inc. ("CSSI), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

PERSONAL SECURITIES TRANSACTIONS

            The Fund, its advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

INDEPENDENT AUDITORS AND CUSTODIANS

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, served as independent accountants for the Fund for fiscal year ended 2002. Arthur Andersen LLP served as the Fund's independent accountants for fiscal year 2001 and prior. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

            Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares, and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. The advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

PORTFOLIO TRANSACTIONS

            Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.

            Broker-dealers who execute Fund transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the advisor's obligation to seek best execution. The advisor may also consider sales of Fund shares as a factor in the selection of brokers, again, subject to best execution (i.e., the Fund will not "pay up" for such transactions).  Since the fund is a money market fund, no brokerage commissions are paid.

While the Fund's advisor selects brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services, which the brokers provide to them. The advisor may also consider sales of Fund shares made by the broker. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts. Other such services are designed primarily to assist the advisor in monitoring the investment activities of the subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the advisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.   It is the policy of the advisor that such research services will be used for the benefit of the Fund as well as other Calvert Funds and managed accounts.

GENERAL INFORMATION

            The Fund is the only series of a Massachusetts business trust organized on March 16, 1982, under the name Calvert Cash Reserves. Until June 30, 1996, the Fund acted under the name Money Management Plus. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

            The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of December 31, 2002, the following shareholders owned of record 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership

Working Assets Funding Services	5.11%
Finance Department
101 Market Street, Suite 700
San Francisco, CA 94105-1533

CR Richard Ellis, Inc.	6.42%
970 W 190th Street, Suite 280
Torrance, CA 90502-1000

David V. Mastran	6.44%
1530 North Key Boulevard, #1015
Arlington, VA 22209-1540

Edison Funding Company	12.13%
18101 Von Karman Avenue, Suite 1700
Irvine, CA 92612-1046

Vulcan Materials Company	12.59%
Treasury Services
PO Box 385014
Birmingham, AL 35238-5014

APPENDIX

Commercial Paper Ratings

            Commercial paper rated A-1 by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated Al, A2, or A3.

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning rating are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of ten years; financial strength of a parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest question and preparations to meet such obligations.

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Service

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT accountants

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103


PART C. OTHER INFORMATION

Item 23. Exhibits

99.B1    Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B2    By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B5    Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B6    Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B8    Custodian Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 26, January 31, 2001, accession number 0000701219-01-000002.

99.B9    Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B9a     Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B9b     Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B10     Opinion and Consent of Counsel filed herewith.

99.B11     Consent of Independent Auditors to use of Report filed herewith.

99.B17.b     Power of Attorney Forms filed herewith.

99.B18        Code of Ethics incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

Item 24.            Persons Controlled by or Under Common Control With Registrant

                        Not applicable.

Item 25.            Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name of Company,
Name	Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
	for Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
	Investment Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
	Securities Firm	and
	Post Office Box 93	Director
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
	Holding Company	and
	43A South Finley Avenue	Director
Basking Ridge, NJ 07920

Reno J. Martini
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Charles T. Nason
	Ameritas Acacia Mutual	Officer and
	Holding Company	Director
Acacia Life Insurance
Insurance Companies
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Financial Corporation	Officer
	Holding Company	and Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Federal Savings Bank	Director
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043

	Enterprise Resources, Inc.	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Realty Square, L.L.C.	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Gardner Montgomery Company	Director
Tax Return Preparation Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Social Investment
	Fund	Trustee
Investment Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814

Robert-John H. Sands
Ameritas Acacia Mutual
	Holding Company	Officer
Acacia Life Insurance
Acacia National Life
	Insurance	Officer and
	Insurance Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Financial Corporation	Officer and
	Holding Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Federal Savings Bank	Officer
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043

	Enterprise Resources, Inc.	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Realty Square, L.L.C.	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Gardner Montgomery Company	Director
Tax Return Preparation Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management,
	Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Lancelot King
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Mike Yuhas
	First Variable Rate Fund	Fund
	for Government Income	Controller
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Hui Ping Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

            (a)        Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

            (b)        Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary and Assistant Vice President
Lancelot King	None	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

            (c)        Inapplicable.

Item 28. Location of Accounts and Records

            Ronald M. Wolfsheimer, Treasurer

            and

            William M. Tartikoff, Assistant Secretary

            4550 Montgomery Avenue, Suite 1000N

            Bethesda, Maryland 20814

Item 29. Management Services

            Not Applicable

Item 30. Undertakings

            Not Applicable

                                                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland, on the 28th day of January, 2003.

CALVERT CASH RESERVES

By:

________________**_____________

Barbara J. Krumsiek

President and Trustee

                                                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                                              Title                                                      Date

__________**____________                   President and Trustee                            1/28/2003

Barbara J. Krumsiek                                 (Principal Executive Officer)

__________**____________                   Principal Accounting Officer                    1/28/2003

Ronald M. Wolfsheimer

__________**____________                   Trustee                                                             1/28/2003

Richard L. Baird, Jr.

__________**____________                   Trustee                                                             1/28/2003

Frank H. Blatz, Jr., Esq.

__________**____________                   Trustee                                                             1/28/2003

Douglas E. Feldman

__________**____________                   Trustee                                                             1/28/2003

Peter W. Gavian

__________**____________                   Trustee                                                             1/28/2003

John G. Guffey, Jr.

__________**____________                   Trustee                                                             1/28/2003

M. Charito Kruvant

__________**____________                   Trustee                                                             1/28/2003

Arthur J. Pugh

__________**____________                   Senior Vice President and Trustee           1/28/2003

David R. Rochat

__________**____________                   Trustee                                                             1/28/2003

D. Wayne Silby

** Signed by Lancelot King pursuant to power of attorney.

/s/ Lancelot King